UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

SAIF IA DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________to_____________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002033483

SAIF SECURITIZATION TRUST 2024-CES1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Mark Volosov, (646) 693-5929

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SAIF IA DEPOSITOR, LLC

Date: August 13, 2024	By:	/s/ Mark Volosov
	Name:	Mark Volosov
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1	Adfitech, Inc. d/b/a Mortgage Connect Risk Solutions (“MCRS”) Narrative

Schedule 1 – MCRS Rating Agency Grades Detail Report
Schedule 2 – MCRS Rating Agency Grades Summary
Schedule 3 – MCRS Valuation Report
Schedule 4 – MCRS Data Compare Report

99.2	Phoenix Collateral Advisors, LLC (“Phoenix”) Executive Summary

Schedule 1 – Phoenix Data Compare Report
Schedule 2 – Phoenix Rating Agency Grades Detail Report
Schedule 3 – Phoenix Rating Agency Grades Summary Report
Schedule 4 – Phoenix Valuation Report

99.3	Sutherland Mortgage Narrative

Schedule 1 - Sutherland Rating Agency Grades Detail Report
Schedule 2 – Sutherland Rating Agency Grades Summary Report
Schedule 3 – Sutherland Valuation Report
Schedule 4 - Sutherland Data Compare Report